Class K [Member] Average Annual Total Returns - Class K		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.12%	1.31%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	0.52%	2.27%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.20%	0.40%	2.06%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.36%	0.92%	2.26%

[1]	The Customized Reference Benchmark commenced in November 2017 and therefore the Customized Reference Benchmark does not have 10-year returns.